DETERMINATION OF FAIR VALUES	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
DETERMINATION OF FAIR VALUES
DETERMINATION OF FAIR VALUES
A number of the Company's accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.
i) Property, plant and equipment
The fair value of property, plant and equipment recognized as a result of a business combination or transferred from a customer is based on market values when available, income approach and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence.
ii) Intangible assets
The fair value of intangible assets acquired in a business combination is determined by an active market value or using the multi-period excess earnings method, whereby the subject asset is valued after deducting a fair return on all other assets that are part of creating the related cash flows.
The fair value of other intangible assets is based on the discounted cash flows expected to be derived from the use and eventual sale of the assets.
iii) Derivatives
Fair value of derivatives are estimated by reference to independent monthly forward prices, interest rate yield curves, currency rates and quoted market prices per share at the period ends.
Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the company, entity and counterparty when appropriate.
iv) Non-derivative financial assets and liabilities
Fair value, which is determined for disclosure purposes, is calculated based on the present value of estimated future principal and interest cash flows, discounted at the market rate of interest at the reporting date. In respect of the convertible debentures, the fair value is determined by the market price of the convertible debenture on the reporting date. For finance leases, the market rate of interest is determined by reference to similar lease agreements. For other financial liabilities where market rates are not readily available, a risk adjusted market rate is used which incorporates the nature of the instrument as well as the risk associated with the underlying cash payments.
v) Share-based compensation transactions
The fair value of employee share options is measured using the Black-Scholes formula on grant date. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), weighted average expected life of the instruments (based on historical experience and general option holder behaviour), expected dividends, expected forfeitures and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions are not taken into account in determining fair value.
The fair value of the long-term share unit award incentive plan and associated distribution units are measured based on the volume-weighted average price for 20 days ending at the reporting date of the Company's shares.
vi) Finance lease assets
The fair value of finance lease assets is based on market values at the inception date.